Offerings - Offering: 1	Oct. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,713,180
Proposed Maximum Offering Price per Unit	12.78
Maximum Aggregate Offering Price	$ 34,674,440.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,788.54
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the Registrant's Common Stock as reported on the Nasdaq Capital Market on October 17, 2025, which date is a date within five business days of the filing of this registration statement. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, the securities being registered hereunder include such indeterminate number of additional securities as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions. Represents 2,713,180 shares of the registrant's Common Stock consisting of (i) 1,154,420 shares of Common Stock; and (ii) 1,558,760 shares of Common Stock issuable upon exercise of pre-funded common stock purchase warrants.